Note 8 - Leases - Future Payments Due (Details)	Oct. 31, 2021 USD ($)
2022, operating	$ 432,485
2022, finance	42,868
2023, operating	382,716
2023, finance	42,868
2024, operating	331,438
2024, finance	42,868
2025, operating	55,023
2025, finance	42,868
2026, operating	0
2026, finance	55,715
Total undiscounted operating lease payments	1,201,662
Total undiscounted finance lease payments	227,187
Present value discount, operating	(86,446)
Present value discount, finance	(26,482)
Accounts Payable and Accrued Liabilities and Noncurrent Liabilities [Member]
Total lease liability, operating	1,115,216
Total lease liability, finance	$ 200,705